RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Due from related parties	$ 412	$ 182
Credit Risk
Disclosure of credit risk exposure [line items]
Trade receivables and other short-term receivables	556	575
Financial instrument assets	108	100
Due from related parties	414	189
Total	$ 1,078	$ 864